Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - Measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities carried at fair value
Derivative assets	$ 10,738	$ 8,317
Equity investments	6,026	7,769
Derivative liabilities	10,113	6,425
Level 1
Financial assets and liabilities carried at fair value
Derivative assets	0	0
Equity investments	6,026	7,769
Derivative liabilities	0	0
Level 2
Financial assets and liabilities carried at fair value
Derivative assets	10,738	8,317
Equity investments	0	0
Derivative liabilities	10,113	6,425
Level 3
Financial assets and liabilities carried at fair value
Derivative assets	0	0
Equity investments	0	0
Derivative liabilities	$ 0	$ 0